Consolidated Segment Data	12 Months Ended
Dec. 31, 2024
Consolidated Segment Data [Abstract]
CONSOLIDATED SEGMENT DATA
23.	CONSOLIDATED SEGMENT DATA

Selected information by segment is presented in the following tables for the years ended December 31, 2024, 2023 and 2022:

	For the years ended December 31,
	2024	2023	2022
Revenues(1)
Secured logistics	$32,436,289	$31,892,550	$30,907,623
AI&Robotics Solution	198,902	757,284	1,272,236
General security solutions	3,712,182	3,630,668	1,785,789
	$36,347,373	$36,280,502	$33,965,648

(1)	Revenue excludes intercompany sales.

	For the years ended December 31,
	2024	2023	2022
Operating profit /(loss)
Secured logistics	$798,461	$(1,895,092)	$(1,353,365)
AI&Robotics solution	(550,707)	(21,773,699)	(11,227,391)
General security solutions	(93,653)	(936,390)	(178,580)
Corporate and others (1)	(6,876,056)	(4,697,597)	(4,066,903)
Operating loss from continuing operations	$(6,721,955)	$(29,302,778)	$(16,826,239)
Total other income from four segments	369,248	461,926	87,616
Foreign exchange gains (losses), net:
- Secured logistics	29,410	241,813	(629,844)
- AI&Robotics solution	(10,295)	55,567	37,503
- Corporate and others	(13,354)	7,646	1,376
Finance income (costs), net
- Secured logistics	(81,014)	(510,818)	(802,438)
- AI&Robotics solution	(37,555)	(14,431)	(22,695)
- General security solutions	(1,285)	(857)	(946)
- Corporate and others	457,456	(127,268)	(315,751)
Loss before income tax from continuing operations	(6,009,344)	(29,189,200)	(18,471,418)
Provision for income tax (expense) benefit	125,925	(434,320)	(132,208)
Net loss for the year from continuing operations	(5,883,419)	(29,623,520)	(18,603,626)
Net profit (loss) for the year from discontinued operations – Information security segment	38,719	34,138	(62,432)
Net loss for the year	(5,844,700)	(29,589,382)	(18,666,058)
Net (profit)/loss attributable to the non-controlling interest	(19,465)	17,721	101,264
Net loss attributable to equity holders of the Company	(5,864,165)	(29,571,661)	(18,564,794)

(1)	Includes impairment of goodwill on acquired subsidiaries, non-cash compensation expense, professional fees and consultancy fees for the Company. Non-cash stock-based compensation expense of $1,849,356, $1,101,800 and $252,095 for the years ended December 31, 2024, 2023 and 2022 was solely attributable to the Corporate and others segment, respectively.

Depreciation and amortization by segment for the year ended December 31, 2024, 2023 and 2022 are as follows:

	For the years ended December 31,
	2024	2023	2022
Depreciation and amortization:
Secured logistics	$2,738,007	$3,256,128	$3,373,660
AI&Robotics solution	370,478	1,738,563	2,497,153
General security solutions	251,048	248,549	110,594
Corporate and others	7,729	-	-
	$3,367,262	$5,243,240	$5,981,407

Total assets by segment as of December 31, 2024 and 2023 are as follows:

Total assets

	As at December 31,
	2024	2023
Secured logistics	$21,448,136	$21,613,383
AI&Robotics solutions	1,979,695	3,127,857
General security solutions	3,837,511	2,836,403
Corporate and others	17,427,077	18,035,342
Information security - discontinued operation	-	201,963	*
	$44,692,419	$45,814,948

*	As of December 31, 2023, the total assets for information security segment were presented as assets held for sale on the consolidated balance sheets.

Total non-current assets by geographical segment as of December 31, 2024 and 2023 are as follows:

Total non-current assets

	As at December 31,
	2024	2023
The PRC (including Hong Kong and Macau)	$3,147,912	$3,289,170
Thailand	10,528,245	10,472,012
Other countries	169,600	933,174
	$13,845,757	$14,694,356